Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Aug. 01, 2024 USD ($) $ / shares	Mar. 21, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made on a predetermined schedule, usually in February of each year, regardless of any upcoming announcements or events that could impact our share price.
Award Timing Method	The Compensation Committee carefully reviews any potential MNPI before granting options and may delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We have established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made on a predetermined schedule, usually in February of each year, regardless of any upcoming announcements or events that could impact our share price. The Compensation Committee carefully reviews any potential MNPI before granting options and may delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Martin Lehr	3/21/2024	291,402	$1.07	$245,473	(6.96)%
Alex Levit	3/21/2024	153,515	$1.07	$129,319	(6.96)%
Jennifer Minai-Azary	3/21/2024	160,115	$1.07	$134,878	(6.96)%
Claudio Dansky Ullmann, MD	8/1/2024	202,170	$2.23	$356,206	2.56%

Martin Lehr [Member]
Awards Close in Time to MNPI Disclosures
Name			Martin Lehr
Underlying Securities			291,402
Exercise Price | $ / shares			$ 1.07
Fair Value as of Grant Date			$ 245,473
Underlying Security Market Price Change			(0.0696)
Alex Levit [Member]
Awards Close in Time to MNPI Disclosures
Name			Alex Levit
Underlying Securities			153,515
Exercise Price | $ / shares			$ 1.07
Fair Value as of Grant Date			$ 129,319
Underlying Security Market Price Change			(0.0696)
Jennifer Minai-Azary [Member]
Awards Close in Time to MNPI Disclosures
Name			Jennifer Minai-Azary
Underlying Securities			160,115
Exercise Price | $ / shares			$ 1.07
Fair Value as of Grant Date			$ 134,878
Underlying Security Market Price Change			(0.0696)
Claudio Dansky Ullman, MD [Member]
Awards Close in Time to MNPI Disclosures
Name		Claudio Dansky Ullmann, MD
Underlying Securities		202,170
Exercise Price | $ / shares		$ 2.23
Fair Value as of Grant Date		$ 356,206
Underlying Security Market Price Change		0.0256